CONSOLIDATED STATEMENTS OF CASH FLOWS (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	(736,623)	(1,106,265)	(283,509)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	17,268	22,431	29,692
Depreciation	59,218	116,190	126,359
Land use rights expense	1,591	1,477	1,396
Impairment loss of property, plant and equipment	603,266	992,620
Impairment loss of goodwill	41,440
Impairment loss of VAT recoverable	28,220
Impairment loss of land use rights	2,925
Loss on disposal of property, plant and equipment	20	3,306	68
Foreign currency exchange (gain) loss, net	(175)	159	90
Deferred tax expense (benefit)	541	(22,067)	6,296
Inventory write-downs	15,659	1,887	3,818
Provision for doubtful debts		47
Change in fair value of contingent consideration liabilities	(10,361)	2,868
Changes in assets and liabilities, net of effects of acquisitions
Accounts receivable	(131,657)	16,329	10,512
Bills receivable	(1,382)	(9,550)
Inventories	19,830	(108,916)	22,010
Prepaid expenses and other current assets	(53,772)	(23,631)	(16,079)
Income tax receivable		2,433	10,394
Accounts payable	2,585	72,636	(2,765)
Accrued expenses and other payables	1,813	2,739	(5,052)
Income tax payable	1,454	1,988	(7,476)
Provision for consumption tax		(103,780)	103,780
Other non-current liabilities	(3,766)	(3,955)	6,455
Other assets	5,140	10,824	(5,460)
Net cash provided by (used in) operating activities	(136,766)	(130,230)	529
Cash flows from investing activities
Payments for property, plant and equipment	(51,294)	(169,761)	(349,470)
Payments for land use rights		(598)	(15,973)
Proceeds from disposal of property, plant and equipment		36,859	30
Payment for acquisition of a subsidiary, net of cash acquired	(27,549)	2,874
Net cash used in investing activities	(78,843)	(130,626)	(365,413)
Cash flows from financing activities
Purchase of treasury stock		(32,972)
Dividends paid			(26,693)
Proceeds from bank loans	120,000	10,000
Repayments of bank loans	(70,000)
Acquisition of additional 8% equity interest in a subsidiary	(42,701)
Advances received from related parties	76,339
Repayment of advances from related parties	(70,482)	(3,291)
Net cash provided by (used in) financing activities	13,156	(26,263)	(26,693)
Effect of foreign exchange rate changes on cash	(4,850)	(11,247)	(463)
Decrease in cash	(207,303)	(298,366)	(392,040)
Cash at beginning of year	272,822	571,188	963,228
Cash at end of year	65,519	272,822	571,188
Supplemental cash flow and non-cash flow information
Income taxes refund (paid)	(16,088)	100	(8,301)
Interest paid	(7,390)	(720)
Non-cash investing and financing transactions:
Issuance of 6,000,000 new ordinary shares in connection with the acquisition of a subsidiary		19,244
Issuance of 18,000,000 contingent consideration shares into escrow and payable to the selling shareholder of a subsidiary		17,509
Release of 6,000,000 ordinary shares placed in escrow in connection with acquisition of subsidiary	16,172
Accounts payable for property, plant and equipment	(7,026)	(33,708)	(33,443)
Receivable from disposal of property, plant and equipment		(1,130)